Goodwill and Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Intangible assets not subject to amortization
Total intangible assets not subject to amortization, Gross amount	$ 3,309,968
Total intangible assets not subject to amortization, Accumulated Amortization
Total intangible assets not subject to amortization, Net	3,309,968
Intangible assets subject to amortization
Total Intangible Assets, Gross amount	2,139,421
Total Intangible Assets, Accumulated Amortization	1,977,754
Total Intangible Assets, Net amount	161,667
Total Goodwill and Intangible Assets, Gross amount	5,449,389
Total Goodwill and Intangible Assets, Accumulated Amortization	1,977,754
Total Goodwill and Intangible Assets, Net	3,471,635
Goodwill [Member]
Intangible assets not subject to amortization
Total intangible assets not subject to amortization, Gross amount	3,015,700
Total intangible assets not subject to amortization, Accumulated Amortization
Total intangible assets not subject to amortization, Net	$ 3,015,700
Intangible assets subject to amortization
Estimated life in years	Indefinite
Trademark [Member]
Intangible assets not subject to amortization
Total intangible assets not subject to amortization, Gross amount	$ 294,268
Total intangible assets not subject to amortization, Accumulated Amortization
Total intangible assets not subject to amortization, Net	$ 294,268
Intangible assets subject to amortization
Estimated life in years	Indefinite
Customer Lists [Member]
Intangible assets subject to amortization
Total Intangible Assets, Gross amount	$ 897,274
Total Intangible Assets, Accumulated Amortization	897,274
Total Intangible Assets, Net amount
Customer Lists [Member] | Minimum [Member]
Intangible assets subject to amortization
Intangible assets subject to amortization, Estimated life in years	5 years
Customer Lists [Member] | Maximum [Member]
Intangible assets subject to amortization
Intangible assets subject to amortization, Estimated life in years	15 years
ABC Acquired Contracts [Member]
Intangible assets subject to amortization
Total Intangible Assets, Gross amount	$ 310,000
Total Intangible Assets, Accumulated Amortization	258,333
Total Intangible Assets, Net amount	$ 51,667
Intangible assets subject to amortization, Estimated life in years	5 years
SIAS Acquired Contracts [Member]
Intangible assets subject to amortization
Total Intangible Assets, Gross amount	$ 660,000
Total Intangible Assets, Accumulated Amortization	550,000
Total Intangible Assets, Net amount	$ 110,000
Intangible assets subject to amortization, Estimated life in years	5 years
Non-compete Agreements [Member]
Intangible assets subject to amortization
Total Intangible Assets, Gross amount	$ 272,147
Total Intangible Assets, Accumulated Amortization	272,147
Total Intangible Assets, Net amount
Intangible assets subject to amortization, Estimated life in years	4 years